Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Annual Principal Payments [Abstract]
2024	$ 43,040
2025	2,340
2026	2,340
2027	2,340
Thereafter	14,653
Total	$ 64,713	$ 43,200